ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Account receivable
Trade accounts receivable	$ 597,505	$ 637,421	$ 1,201,292
Other accounts receivable	118,191	9,722	133,631
Total trade and other accounts receivables	715,696	647,143	1,334,923
Accounts receivables
Account receivable
Trade receivables	597,505	637,421	1,201,292
Accounts receivable write down	64,600	489,449	26,931
Accounts receivables | Loss Allowance
Account receivable
Trade receivables	(23,567)	(35,690)	(80,000)
Accounts receivables | Not past due
Account receivable
Trade receivables	472,257	361,469	693,010
Accounts receivables | Past due 0 - 30 days
Account receivable
Trade receivables	14,139	18,614	255,348
Accounts receivables | 30 - 60 days
Account receivable
Trade receivables	20,000		79,600
Accounts receivables | 60 - 90 days
Account receivable
Trade receivables		54,428	4,334
Accounts receivables | 90 - 120 days
Account receivable
Trade receivables			139,000
Accounts receivables | Over 120 days
Account receivable
Trade receivables	$ 114,676	$ 238,600	$ 10,000